Certain Balance Sheet Components Depreciation Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation expense [Line Items]
Depreciation expense	$ 66,072	$ 62,154	$ 57,164
Interest Costs, Capitalized During Period	$ 0	$ 0	$ 293